CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit (loss) for the year		$ 4,649,145	$ 524,190	$ (13,044)
Adjustments for:
Depreciation and amortization		779,223	314,185	245,510
Impairment loss (recovery) in respect of tangible assets			(4,329)	1,150
Net finance expenses		156,809	181,260	154,300
Share of profits and change in fair value of investees		(4,627)	(4,143)	(4,725)
Capital gains, net		(8,736)	(8,814)	(35,471)
Income taxes		1,010,347	16,599	11,766
Other non-cash items		20,771
Total Adjustments		6,602,932	1,018,948	359,486
Change in inventories		(66,728)	8,105	9,731
Change in trade receivables and other receivables		(766,555)	(204,469)	43,422
Change in trade and other payables including contract liabilities		555,881	68,670	(28,111)
Change in provisions and employee benefits		6,572	(2,152)	(7,690)
Total change in assets and liabilities		(270,830)	(129,846)	17,352
Dividends received from associates		4,395	4,360	5,453
Interest received		3,562	2,317	1,969
Income taxes paid		(369,127)	(14,983)	(13,630)
Net cash generated from operating activities		5,970,932	880,796	370,630
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and interest in investees		10,905	6,717	44,794
Acquisition of tangible assets, intangible assets and interest in investees		(1,005,030)	(42,641)	(16,150)
Acquisition of investment instruments, net		(182,399)
Change in other receivables		(101,783)
Change in other investments (mainly deposits), net		(2,064,744)	763	9,382
Net cash generated from (used in) investing activities		(3,343,051)	(35,161)	38,026
Cash flows from financing activities
Receipt of long-term loans and other long-term liabilities		50,000		678
Issuance of share capital, net of issuance costs (see Note 11(a))		205,394
Sale and lease back transactions			9,052	13,151
Repayment of lease liabilities and borrowings (*)	[1]	(1,191,313)	(336,225)	(300,763)
Change in short-term loans		(15,998)	6,071	3,324
Dividend paid to non-controlling interests		(4,702)	(3,344)	(4,818)
Dividend paid to owners of the Company		(536,388)
Interest paid		(160,019)	(133,459)	(122,972)
Other financial expenses paid			(2,493)
Net cash used in financing activities		(1,653,026)	(460,398)	(411,400)
Net change in cash and cash equivalents		974,855	385,237	(2,744)
Cash and cash equivalents at beginning of the year		570,414	182,786	186,291
Effect of exchange rate fluctuation on cash held		(1,969)	2,391	(761)
Cash and cash equivalents at the end of the year		$ 1,543,300	$ 570,414	$ 182,786

[1]	(*) Includes early repayments, see also Note 1(b).